Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Jul. 31, 2021 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 ILS (₪)
Commitments and Contingencies [Line Items]
Bank deposits	$ 728
Won damages		$ 1,600	$ 2,400
Filed lawsuit seeking damages (in New Shekels) | ₪				₪ 34,106
Customers [Member]
Commitments and Contingencies [Line Items]
Lease cost	1,776
Customer One [Member]
Commitments and Contingencies [Line Items]
Lease cost	$ 902